Note 11 - Computation of Earnings per Share (Detail) - EUR (€) € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Computation of Earnings per Share [Line Items]
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components		€ 2,451	€ 483	€ (5,390)
Coupon on additional equity components		(363)	(349)	(330)
Net income (loss) attributable to Deutsche Bank shareholders, numerator for basic earnings per share		€ 2,088	€ 135	€ (5,719)
Effect of dilutive securities		0.0	0.0	0.0
Net income (loss) attributable to Deutsche Bank shareholders after assumed conversions, numerator for diluted earnings per share		€ 2,088	€ 135	€ (5,719)
Number of shares in million [Abstract]
Weighted-average shares outstanding, denominator for basic earnings per share		2,096.5	2,108.2	2,110.0
Effect of dilutive securities:
Forwards		0.0	0.0	0.0
Employee stock compensation options		0.0	0.0	0.0
Deferred shares		46.6	62.0	0.0
Other (including trading options)		0.0	0.0	0.0
Dilutive potential common shares		0.0	0.0	0.0
Adjusted weighted-average shares after assumed conversions, denominator for diluted earnings per share	[1]	2,143.2	2,170.1	2,110.0

[1]	Due to the net loss situation for 2019 potentially dilutive shares are generally not considered for the earnings per share calculation, because to do so would decrease the net loss per share. Under a net income situation however, the number of adjusted weighted average shares after assumed conversion would have been increased by 60 million shares for 2019.